T. Rowe Price No-Load Variable Annuity

An Individual Flexible Premium Deferred Variable Annuity Contract

Supplement Dated March 31, 2004, to Prospectus Dated May 1, 2003

Issued By: Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461	Mailing Address: T. Rowe Price Variable Annuity Service Center P.O. Box 750440 Topeka, Kansas 66675-0440 1-800-469-6587

Important Information about the Mid Cap Growth Portfolio

The Mid Cap Growth Portfolio will not accept investments from Contract holders who purchase their Contract after April 30, 2004. If you purchase your Contract after that date, you may not allocate purchase payments or make exchanges to the Mid Cap Growth Subaccount, which invests in the Mid Cap Growth Portfolio.

The date of purchase of your Contract is based upon the Valuation Date on which we apply your initial purchase payment. The Company generally will apply your initial purchase payment not later than the end of the second Valuation Date after the Valuation Date it is received at the T. Rowe Price Variable Annuity Service Center, P.O. Box 750440, Topeka, Kansas 66675-0440; provided that the purchase payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such purchase payment. For example, if the Company received your application and initial purchase payment at the T. Rowe Price Variable Annuity Service Center on April 28, 2004, and your application contained sufficient information to establish your account and properly credit your purchase payment, your date of purchase would be not later than April 30, 2004.

If you purchased your Contract prior to May 1, 2004, you may continue to allocate purchase payments and make exchanges of Account Value to the Mid Cap Growth Subaccount.

The Company is supplementing this Prospectus to reflect that for Contracts purchased after April 30, 2004, the following Portfolios are available under the Contract:

T. Rowe Price Equity Series, Inc.

T. Rowe Price New America Growth Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Personal Strategy Balanced Portfolio
T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Health Sciences Portfolio
T. Rowe Price Equity Index 500 Portfolio

T. Rowe Price Fixed Income Series, Inc.

T. Rowe Price Limited-Term Bond Portfolio
T. Rowe Price Prime Reserve Portfolio

T. Rowe Price International Series, Inc.

T. Rowe Price International Stock Portfolio

For Contracts purchased prior to May 1, 2004, the above Portfolios and the Mid Cap Growth Portfolio are available under the Contract.

The above information is added to the cover page of the Prospectus and under the subsections, "The Separate Account and the Funds," page 7, and "The Funds," page 14.

The closing of the Mid Cap Growth Portfolio does not restrict Contract holders from withdrawing Account Value that is allocated to the Mid Cap Growth Subaccount; however, in certain cases the Contract imposes restrictions on your ability to make withdrawals. See "Full and Partial Withdrawals," page 21, for a discussion of withdrawals, which are not available under certain Annuity Options and circumstances.

Investors should retain this supplement for future reference.

T. Rowe Price No-Load Variable Annuity

An Individual Single Premium Immediate Variable Annuity Contract

Supplement Dated March 31, 2004, to Prospectus Dated May 1, 2003

Issued By: Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461	Mailing Address: T. Rowe Price Variable Annuity Service Center P.O. Box 750440 Topeka, Kansas 66675-0440 1-800-469-6587

Important Information about the Mid Cap Growth Portfolio

The Mid Cap Growth Portfolio will not accept investments from Contract holders who purchase their Contract after April 30, 2004. If you purchase your Contract after that date, you may not allocate purchase payments or make exchanges to the Mid Cap Growth Subaccount, which invests in the Mid Cap Growth Portfolio.

The date of purchase of your Contract is based upon the Valuation Date on which we apply your initial purchase payment. The Company generally will apply your initial purchase payment not later than the end of the second Valuation Date after the Valuation Date it is received at the T. Rowe Price Variable Annuity Service Center, P.O. Box 750440, Topeka, Kansas 66675-0440; provided that the purchase payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such purchase payment. For example, if the Company received your application and initial purchase payment at the T. Rowe Price Variable Annuity Service Center on April 28, 2004, and your application contained sufficient information to establish your account and properly credit your purchase payment, your date of purchase would be not later than April 30, 2004.

If you purchased your Contract prior to May 1, 2004, you may continue to allocate purchase payments and transfer Account Value to the Mid Cap Growth Subaccount.

The Company is supplementing this Prospectus to reflect that for Contracts purchased after April 30, 2004, the following Portfolios are available under the Contract:

T. Rowe Price Equity Series, Inc.

T. Rowe Price New America Growth Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Personal Strategy Balanced Portfolio
T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Health Sciences Portfolio
T. Rowe Price Equity Index 500 Portfolio

T. Rowe Price Fixed Income Series, Inc.

T. Rowe Price Limited-Term Bond Portfolio
T. Rowe Price Prime Reserve Portfolio

T. Rowe Price International Series, Inc.

T. Rowe Price International Stock Portfolio

For Contracts purchased prior to May 1, 2004, the above Portfolios and the Mid Cap Growth Portfolio are available under the Contract.

The above information is added to the cover page of the Prospectus and under the subsections, "The Separate Account and the Funds," page 7, and "The Funds," page 15.

The closing of the Mid Cap Growth Portfolio does not restrict Contract holders from withdrawing Account Value that is allocated to the Mid Cap Growth Subaccount; however, in certain cases the Contract imposes restrictions on your ability to make withdrawals. See "Full and Partial Withdrawals," page 23, for a discussion of withdrawals, which are not available under certain Annuity Options and circumstances.

Investors should retain this supplement for future reference.